MGF-Q3

Quarterly Report
August 31, 2025
MFS®  Government Markets Income Trust

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.0%
U.S. Bonds – 92.2%
Asset-Backed & Securitized – 4.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$1,150,019	$43,379
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.974% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	323,500	323,490
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.878% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	374,500	374,355
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.991% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	512,000	510,115
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	45,408	45,786
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	1,087,609	56,134
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)	958,952	63,037
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.641%, 12/15/2055 (i)	1,222,182	40,806
BDS 2024-FL13 Ltd., “A”, FLR, 5.929% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,234
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	1,951,058	94,403
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.25%, 3/15/2054 (i)	1,160,553	47,400
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)	1,546,846	52,966
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	1,413,529	72,251
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)	2,146,288	111,337
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.125%, 9/15/2054 (i)	1,863,886	69,545
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	79,065	81,597
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.778% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	345,000	341,818
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.443% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	164,204	164,955
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.944%, 12/15/2072 (i)(n)	1,296,299	39,269
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.386%, 2/15/2054 (i)	1,471,883	79,669
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)	987,670	29,804
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)	980,247	42,361
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	31,415	31,632
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	3,471	3,473
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.228% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	283,500	283,491
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	500,000	500,038
MF1 2021-FL5 Ltd., “AS”, FLR, 5.678% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	90,700	90,677
MF1 2021-FL5 Ltd., “B”, FLR, 5.928% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	279,500	279,491
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.968%, 12/15/2051 (i)	1,454,604	32,152
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.398%, 5/15/2054 (i)	721,600	33,307
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)	1,061,739	42,702
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.19%, 10/15/2054 (i)	3,313,503	138,764
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	67,313	67,755
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	63,000	63,833
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	145,677	146,455
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.637% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	48,441	48,425
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	40,222	40,262
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	60,973	61,375
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	84,352	85,331
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.101%, 1/15/2052 (i)(n)	828,207	19,883
		$4,753,757
Broadcasting – 0.5%
Walt Disney Co., 3.5%, 5/13/2040	$612,000	$505,315
Cable TV – 0.1%
Time Warner Cable, Inc., 4.5%, 9/15/2042	$100,000	$79,307
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$235,728
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$149,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Electronics – 0.6%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$626,053
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	$488,000	$466,773
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	34,734
		$501,507
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$42,000	$41,899
Insurance – 0.5%
Corebridge Financial, Inc., 3.85%, 4/05/2029	$500,000	$492,855
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$163,676
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$73,530
Major Banks – 2.0%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$680,390
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	678,178
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	568,927
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	132,043
		$2,059,538
Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$107,488
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	92,625
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	541,476
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	175,516
		$917,105
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$90,168
Mortgage-Backed – 33.6%
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	$725,520	$674,835
Fannie Mae, 3.5%, 1/25/2030 - 7/01/2046	812,788	765,006
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	106,859	111,685
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	161,857	149,059
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	41,379	2,985
Fannie Mae, 3%, 2/25/2033 (i)	65,314	4,613
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	656,900	676,004
Fannie Mae, 6%, 8/01/2034 - 9/01/2054	1,060,614	1,086,295
Fannie Mae, 5%, 6/01/2035 - 3/25/2042	223,993	228,630
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	1,534,655	1,486,907
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	275,689	275,442
Fannie Mae, 2.25%, 4/25/2041	48,177	46,149
Fannie Mae, 1.75%, 9/25/2041	71,163	68,191
Fannie Mae, 2.75%, 9/25/2042	52,865	51,113
Fannie Mae, 4.712%, 2/25/2043	17,519	17,419
Fannie Mae, 4.763%, 12/25/2045	24,194	23,904
Fannie Mae, 2%, 4/25/2046	51,905	48,400
Fannie Mae, 1.537%, 9/25/2046 (i)	76,298	8,647
Fannie Mae, 4%, 9/25/2050 (i)	112,718	22,045
Fannie Mae, 7.348%, 7/25/2054	136,310	137,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6.788%, 3/25/2055	$192,701	$191,804
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2052	3,190,840	2,704,094
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	1,719,029	1,427,596
Fannie Mae, UMBS, 1.5%, 3/01/2051	109,423	82,670
Fannie Mae, UMBS, 3%, 5/01/2051 - 6/01/2052	1,141,064	995,388
Fannie Mae, UMBS, 4%, 8/01/2051	85,265	81,090
Fannie Mae, UMBS, 4.5%, 9/01/2052	70,678	68,525
Fannie Mae, UMBS, 5.5%, 11/01/2052	260,099	262,808
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2054	591,400	605,819
Fannie Mae, UMBS, 5%, 5/01/2053	277,823	275,315
Freddie Mac, 3.208%, 2/25/2026	137,266	136,570
Freddie Mac, 2.57%, 7/25/2026	690,493	681,082
Freddie Mac, 3.12%, 9/25/2026	200,000	197,819
Freddie Mac, 2.525%, 10/25/2026	97,187	95,536
Freddie Mac, 2.797%, 12/25/2026	36,193	35,894
Freddie Mac, 3.413%, 12/25/2026	300,000	297,124
Freddie Mac, 1.486%, 3/25/2027 (i)	391,000	7,391
Freddie Mac, 3.243%, 4/25/2027	390,961	385,924
Freddie Mac, 0.695%, 7/25/2027 (i)	8,018,171	68,576
Freddie Mac, 0.538%, 8/25/2027 (i)	6,155,211	42,216
Freddie Mac, 0.43%, 1/25/2028 (i)	11,041,740	71,874
Freddie Mac, 0.432%, 1/25/2028 (i)	4,624,740	30,416
Freddie Mac, 0.264%, 2/25/2028 (i)	13,262,840	43,915
Freddie Mac, 0.258%, 4/25/2028 (i)	8,694,673	29,754
Freddie Mac, 4.86%, 10/25/2028	52,609	53,840
Freddie Mac, 0.598%, 5/25/2029 (i)	2,159,398	31,994
Freddie Mac, 1.005%, 7/25/2029 (i)	1,648,656	48,941
Freddie Mac, 1.212%, 7/25/2029 (i)	1,225,285	43,287
Freddie Mac, 1.261%, 8/25/2029 (i)	2,496,029	95,273
Freddie Mac, 0.734%, 1/25/2030 (i)	760,184	17,519
Freddie Mac, 1.703%, 1/25/2030 (i)	251,428	14,595
Freddie Mac, 1.913%, 4/25/2030 (i)	600,527	43,575
Freddie Mac, 1.954%, 4/25/2030 (i)	1,277,474	95,467
Freddie Mac, 1.769%, 5/25/2030 (i)	612,877	42,770
Freddie Mac, 1.906%, 5/25/2030 (i)	1,389,954	103,416
Freddie Mac, 1.206%, 6/25/2030 (i)	882,178	39,290
Freddie Mac, 1.435%, 6/25/2030 (i)	559,633	31,667
Freddie Mac, 1.701%, 8/25/2030 (i)	633,757	43,951
Freddie Mac, 1.262%, 9/25/2030 (i)	314,905	16,304
Freddie Mac, 1.17%, 11/25/2030 (i)	789,331	39,152
Freddie Mac, 0.413%, 1/25/2031 (i)	2,838,490	38,362
Freddie Mac, 0.871%, 1/25/2031 (i)	873,865	32,797
Freddie Mac, 1.026%, 1/25/2031 (i)	663,744	29,191
Freddie Mac, 0.546%, 2/25/2031 (i)	734,976	15,533
Freddie Mac, 0.606%, 3/25/2031 (i)	2,255,479	51,595
Freddie Mac, 0.828%, 3/25/2031 (i)	973,113	35,234
Freddie Mac, 1.323%, 5/25/2031 (i)	399,402	23,781
Freddie Mac, 1.039%, 7/25/2031 (i)	489,989	24,069
Freddie Mac, 1.321%, 7/25/2031 (i)	984,709	61,126
Freddie Mac, 0.632%, 9/25/2031 (i)	2,619,786	74,934
Freddie Mac, 0.954%, 9/25/2031 (i)	2,591,485	113,672
Freddie Mac, 0.441%, 11/25/2031 (i)	3,899,181	75,674
Freddie Mac, 0.596%, 12/25/2031 (i)	3,898,081	104,138
Freddie Mac, 0.664%, 12/25/2031 (i)	644,718	19,134
Freddie Mac, 0.434%, 6/25/2032 (i)	4,502,658	91,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.301%, 11/25/2032 (i)	$3,670,222	$47,243
Freddie Mac, 0.431%, 5/25/2033 (i)	700,000	14,670
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	1,697,275	1,604,403
Freddie Mac, 0.299%, 8/25/2033 (i)	2,899,969	36,253
Freddie Mac, 0.362%, 10/25/2033 (i)	2,363,261	39,311
Freddie Mac, 1.092%, 9/25/2034 (i)	516,084	35,809
Freddie Mac, 0.22%, 1/25/2035 (i)	4,660,229	43,038
Freddie Mac, 0.427%, 1/25/2035 (i)	1,866,669	43,799
Freddie Mac, 4.657%, 4/15/2035	4,614	4,588
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	171,808	180,560
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	120,148	124,770
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	526,953	537,893
Freddie Mac, 5.5%, 2/15/2036 (i)	18,756	2,960
Freddie Mac, 6.5%, 5/01/2037	18,824	19,709
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	127,359	123,044
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	1,023,458	935,121
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	186,382	186,375
Freddie Mac, 4.5%, 12/15/2040 (i)	2,475	230
Freddie Mac, 2.5%, 3/25/2051 (i)	111,973	18,518
Freddie Mac, 5.798%, 10/25/2053	36,839	37,464
Freddie Mac, 6.578%, 12/25/2053	167,778	167,635
Freddie Mac, 5.748%, 2/25/2055 - 6/25/2055	505,554	509,726
Freddie Mac, 3.25%, 11/25/2061	170,091	156,006
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	1,046,239	847,279
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	975,478	814,162
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	107,887	98,249
Freddie Mac, UMBS, 3%, 4/01/2052 - 6/01/2052	539,075	469,015
Freddie Mac, UMBS, 4%, 5/01/2052	156,090	147,429
Freddie Mac, UMBS, 5%, 7/01/2052	355,554	352,268
Freddie Mac, UMBS, 5.5%, 4/01/2053	60,238	61,378
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	219,501	25,589
Ginnie Mae, 5.5%, 7/15/2033 - 4/20/2055	886,875	902,108
Ginnie Mae, 5.658%, 8/20/2034	41,478	42,324
Ginnie Mae, 4%, 5/16/2039 - 8/20/2052	240,206	229,490
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	50,352	7,235
Ginnie Mae, 0.945%, 5/20/2041 (i)	106,255	9,564
Ginnie Mae, 4.5%, 9/20/2041 - 9/20/2052	779,901	759,501
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	523,626	489,082
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2052	1,637,247	1,398,541
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	1,225,802	1,091,785
Ginnie Mae, 4.754%, 10/20/2045	141,738	137,739
Ginnie Mae, 2.5%, 2/20/2051 (i)	87,411	12,119
Ginnie Mae, 2%, 1/20/2052 - 4/20/2052	1,180,814	967,652
Ginnie Mae, 5%, 1/20/2053 - 12/20/2054	319,279	317,028
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	441,695	454,106
Ginnie Mae, 5.057%, 6/20/2055	197,955	200,800
Ginnie Mae, 5.132%, 6/20/2055	149,658	148,030
Ginnie Mae, 5.495%, 3/20/2064	60,902	61,247
Ginnie Mae, 5.122%, 7/20/2064	32,882	32,913
Ginnie Mae, 5.127%, 2/20/2067	74,381	74,894
Ginnie Mae, 5.173%, 3/20/2067	166,474	167,767
Ginnie Mae, 5.281%, 7/20/2067	205,444	207,662
Ginnie Mae, 4.945%, 2/20/2075	258,934	257,842
Ginnie Mae, TBA, 6%, 9/15/2055	975,000	994,332
Ginnie Mae, TBA, 6.5%, 9/15/2055	200,000	205,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2.5%, 9/25/2040	$125,000	$117,272
UMBS, TBA, 6.5%, 9/01/2055	25,000	25,907
UMBS, TBA, 2%, 9/25/2055 - 10/14/2055	1,975,000	1,568,248
		$34,821,013
Municipals – 2.2%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$175,000	$174,841
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	615,000	654,102
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	182,747
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	415,000	387,551
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	38,420
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	899,652
		$2,337,313
Telecommunications - Wireless – 0.5%
T-Mobile USA, Inc., 4.375%, 4/15/2040	$650,000	$577,469
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 2.21%, 2/01/2033	$42,612	$40,012
Small Business Administration, 2.22%, 3/01/2033	67,509	63,588
Small Business Administration, 3.15%, 7/01/2033	56,862	54,747
Small Business Administration, 3.62%, 9/01/2033	52,477	51,308
		$209,655
U.S. Treasury Obligations – 44.3%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,881,154
U.S. Treasury Bonds, 5.25%, 2/15/2029	572,000	603,862
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	695,219
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	349,611
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,106,141
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,471,086
U.S. Treasury Bonds, 3.25%, 5/15/2042	165,000	135,680
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	361,843
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,297,884
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	2,798,719
U.S. Treasury Bonds, 5%, 5/15/2045	906,000	921,147
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,526,594
U.S. Treasury Bonds, 4.25%, 8/15/2054	217,000	194,147
U.S. Treasury Bonds, 4.625%, 2/15/2055	899,000	856,859
U.S. Treasury Notes, 5%, 9/30/2025	3,216,000	3,217,322
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	554,386
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	661,927
U.S. Treasury Notes, 2%, 11/15/2026 (f)	7,277,000	7,123,785
U.S. Treasury Notes, 3.875%, 3/31/2027	1,464,000	1,467,774
U.S. Treasury Notes, 3.875%, 5/31/2027	2,743,000	2,752,215
U.S. Treasury Notes, 3.875%, 7/31/2027	3,832,000	3,847,867
U.S. Treasury Notes, 3.75%, 8/15/2027	1,592,000	1,595,172
U.S. Treasury Notes, 3.625%, 8/31/2027	395,000	395,077
U.S. Treasury Notes, 4%, 2/29/2028	3,068,000	3,097,482
U.S. Treasury Notes, 4.625%, 4/30/2031	534,000	556,716
U.S. Treasury Notes, 4%, 4/30/2032	1,032,000	1,037,966
U.S. Treasury Notes, 4.625%, 2/15/2035	1,368,000	1,414,811
		$45,922,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Utilities - Electric Power – 1.0%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$688,933
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	362,353
		$1,051,286
Total U.S. Bonds		$95,609,577
Foreign Bonds – 4.8%
Australia – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,988
Bermuda – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$402,956
Chile – 0.7%
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)	$179,000	$186,504
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)	195,501	197,476
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	200,000	210,183
Republic of Chile, 2.55%, 1/27/2032	200,000	177,540
		$771,703
China – 0.4%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$468,423
India – 1.0%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$284,422
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	345,240
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	378,201
		$1,007,863
Indonesia – 0.3%
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	$416,000	$357,464
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$325,014
Malaysia – 0.4%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$366,948
Philippines – 0.2%
Republic of Philippines, 5.5%, 1/17/2048	$200,000	$199,868
Poland – 0.3%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)	$264,000	$279,782
United Kingdom – 0.7%
B.A.T. Capital Corp., 5.35%, 8/15/2032	$500,000	$514,655
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	206,511
		$721,166
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$101,682
Total Foreign Bonds		$5,018,857
Total Bonds		$100,628,434

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$1,000,000	$4,696
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	1,000,000	4,615
Total Purchased Options				$9,311

Issuer	Shares/Par
Mutual Funds (h) – 5.8%
Money Market Funds – 5.8%
MFS Institutional Money Market Portfolio, 4.33% (v)	6,054,495	$6,055,101

Other Assets, Less Liabilities – (2.8)%		(2,943,332)
Net Assets – 100.0%		$103,749,514

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,055,101 and
$100,637,745, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,900,460, representing 7.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 8/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	49	$5,512,500	December - 2025	$17,351
U.S. Treasury Note 2 yr	Long	USD	42	8,758,641	December - 2025	11,388
U.S. Treasury Note 5 yr	Long	USD	241	26,381,969	December - 2025	50,201
						$78,940

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	5	$582,813	December - 2025	$(2,729)
U.S. Treasury Ultra Note 10 yr	Short	USD	41	4,690,656	December - 2025	(11,028)
						$(13,757)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	3,119,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$3,726	$—	$3,726
9/19/35	USD	2,700,000	centrally cleared	4.196% / Annually	1-day SOFR / Annually	7,240	—	7,240
						$10,966	$—	$10,966
Inflation Swaps
5/14/30	USD	3,400,000	centrally cleared	CPI-U / At Maturity	2.539% / At Maturity	$26,676	$—	$26,676
						$37,642	$—	$37,642
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	1,600,000	centrally cleared	1-day SOFR / Annually	4.7585% / Annually	$(11,358)	$—	$(11,358)
12/26/26	USD	2,000,000	centrally cleared	1-day SOFR / Annually	4.1635% / Annually	(11,766)	—	(11,766)
12/26/29	USD	2,300,000	centrally cleared	1-day SOFR / Annually	4.085% / Annually	(67,779)	—	(67,779)
						$(90,903)	$—	$(90,903)
At August 31, 2025, the fund had liquid securities with an aggregate value of $505,809 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$46,141,412	$—	$46,141,412
Non - U.S. Sovereign Debt	—	2,920,619	—	2,920,619
Municipal Bonds	—	2,337,313	—	2,337,313
U.S. Corporate Bonds	—	7,565,393	—	7,565,393
Residential Mortgage-Backed Securities	—	35,181,929	—	35,181,929
Commercial Mortgage-Backed Securities	—	2,479,929	—	2,479,929
Asset-Backed Securities (including CDOs)	—	1,912,912	—	1,912,912
Foreign Bonds	—	2,098,238	—	2,098,238
Investment Companies	6,055,101	—	—	6,055,101
Total	$6,055,101	$100,637,745	$—	$106,692,846
Other Financial Instruments
Futures Contracts – Assets	$78,940	$—	$—	$78,940
Futures Contracts – Liabilities	(13,757)	—	—	(13,757)
Swap Agreements – Assets	—	37,642	—	37,642
Swap Agreements – Liabilities	—	(90,903)	—	(90,903)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,061,024	$29,724,631	$25,730,986	$(137)	$569	$6,055,101

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$127,508	$—